Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Schedule of Deferred Tax Assets and Liabilities

The movement in deferred tax assets and liabilities is attributable to the following items:

Balance of deferred tax asset
(liability) as at January 1, 2022	3,020
Changes recognized in biological assets	(184)
Changes recognized in carryforward tax losses	17,678
Other changes	121

Balance of deferred tax asset
(liability) as at December 31, 2022	20,635

Schedule of Components of Taxes
	2022	2021	2020
	NIS in thousands	NIS in thousands	NIS in thousands
Current tax expense	17,708	10,467	636
Deferred tax (income)	(17,615)	974	(2,904)

Total tax (benefit) expense	93	11,441	(2,268)

Schedule of Reconciliation Between Tax on Earnings Before Income and Tax Expenses

	2022	2021	2020
	NIS in thousands
Loss (Profit) before taxes on income	(43,842)	(18,734)	38,308
tax rate	23%	23%	23%

Total tax benefit (expense) at applicable tax rate	(10,084)	(4,309)	8,811
Nondeductible expenses	(2,999)	(419)	(8,555)
Nondeductible Share-based payment	(2,049)	(1,484)	(2,302)
Creation of deferred taxes for tax losses from previous years for which deferred taxes were not created in the past	12,837	(2,709)	(217)
Change in temporary differences for which deferred taxes are not recognized	(1,075)
Other permanent differences	3,277	(2,520)	(5)
Income tax benefit (expense)	(93)	(11,441)	2,268